Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) - Parenthetical - shares	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Voting Common Stock
Common Stock, Shares, Outstanding	1,700	1,700
Nonvoting Common Stock
Common Stock, Shares, Outstanding	168,300	168,300
Common Stock
Shares, Outstanding	170,000	170,000	170,000	170,000